Cost and Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Cost and Expenses by nature

Note 19 - Cost and expenses by nature:

The cost of sales is comprised as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Cost of merchandise and logistic costs	Ps.	65,193,690	Ps.	47,815,263	Ps.	36,854,490
Depreciation of properties, furniture, equipment, and leasehold improvements		195,252		124,490		94,121
Depreciation of right-of-use asset		120,527		123,160		89,931
Cost of sales	Ps.	65,509,469	Ps.	48,062,913	Ps.	37,038,542

The sales and administrative expenses are as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Personnel expenses	Ps.	5,340,554	Ps.	3,870,087	Ps.	3,082,527
Depreciation and amortization		1,583,365		1,237,696		905,043
Cash-in-transit services, surveillance and maintenance		1,045,863		716,261		571,631
Energy, fuel, and lubricants		762,877		549,301		421,231
Share-based payments (1)		2,930,222		523,143		384,566
Other		715,917		503,066		414,060
Advertising		164,225		160,919		160,497
Other taxes and rights		330,534		241,116		163,303
Professional services (2)		343,828		307,052		106,983
Total sales and administrative expenses	Ps.	13,217,385	Ps.	8,108,641	Ps.	6,209,841

(1)
See Note 22.
(2)
For the year ended December 31, 2023 an amount of Ps.37,910 in IPO related services was incurred, out of which Ps.28,432 was recognized as an expense and Ps.9,477 was capitalized as part of the net proceeds of the new shares issued as part of the IPO. An amount of Ps.93,075 in IPO services was incurred in the year ended December 31, 2024, out of which Ps.69,806 was recognized as an expense and Ps.23,269 was capitalized as part of the net proceeds of the new shares.